TAXES - Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Valuation allowance roll forward
Beginning balance	$ 21,910	$ 133,333	$ 178,259
Additions	192,863	257	37
Reversals	(5,111)	(112,043)	(30,597)
Foreign currency translation adjustments	5,864	363	(14,366)
Ending balance	$ 215,526	$ 21,910	$ 133,333